PROPERTY, EQUIPMENT AND DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND DEPOSITS
Schedule of property, equipment and deposits, net

	June 30, 2023	December 31, 2022
Rental vehicles	31,194,264	28,950,519
Furniture and fixtures	1,101,680	865,753
Leasehold improvements	1,032,604	868,243
Less: Accumulated depreciation	(14,863,935)	(11,356,857)
Total property and equipment, net	18,464,613	19,327,658
Vehicle deposits	224,500	95,226
Total property, equipment and deposits, net	18,689,113	19,422,884

	December 31,	December 31,	December 31,
	2022	2021	2020
Rental vehicles	28,950,519	16,324,134	4,800,937
Furniture and fixtures	865,753	376,507	383,937
Leasehold improvements	868,243	564,795	433,296
Less: Accumulated depreciation	(11,356,857)	(3,638,874)	(1,921,293)
Total property and equipment, net	19,327,658	13,626,562	3,696,877
Vehicle deposits	95,226	6,735,549	3,947,834
Total property, equipment and deposits, net	19,422,884	20,362,111	7,644,711

Schedule of depreciation expenses recorded in the consolidated statement of operations

	June 30, 2023	June 30, 2022
Cost of revenues	4,283,624	4,495,893
General and administrative expenses	388,302	337,729
Total depreciation	4,671,926	4,833,622

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	8,456,349	5,203,696	2,411,051
General and administrative expenses	561,974	247,162	303,258
Total depreciation	9,018,323	5,450,858	2,714,309